UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund Schedule of Investments February 28, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (102.3%)

Bridgewater Township NJ BAN	4.000%	10/4/2006	7,630	7,676
Burlington County NJ BAN	4.500%	3/1/2007	19,655	19,856
Burlington County NJ BAN	3.250%	4/14/2006	24,985	24,995
1 Burlington County NJ Bridge Comm. Rev. TOB VRDO	3.210%	3/7/2006 (2)	5,350	5,350
Cherry Hill Township NJ BAN	4.000%	10/24/2006	9,133	9,184
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.150%	3/7/2006 (2)	12,200	12,200
1 Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	3.210%	3/7/2006 (4)	3,000	3,000
1 Essex County NJ Improvement Auth. Lease Rev. TOB VRDO	3.220%	3/7/2006 (1)	7,480	7,480
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	3.180%	3/7/2006 LOC	40,350	40,350
Gloucester County NJ BAN	4.000%	10/23/2006	16,200	16,298
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	2.500%	3/1/2006	38,075	38,075
Harding Township NJ BAN	4.500%	8/17/2006	5,950	5,982
Hopewell Township NJ BAN	4.500%	11/17/2006	16,940	17,096
Middlesex County NJ BAN	3.500%	6/16/2006	61,000	61,140
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)VRDO	3.250%	3/7/2006 LOC	31,915	31,915
Monroe Township NJ BAN	4.250%	2/16/2007	9,980	10,068
Mount Laurel Township NJ BAN	4.000%	5/26/2006	7,351	7,370
1 New Jersey Building Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)	42,385	42,385
1 New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee) TOB VRDO	3.220%	3/7/2006 (1)	4,810	4,810
1 New Jersey COP TOB VRDO	3.230%	3/7/2006 (2)	10,395	10,395
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	3.150%	3/1/2006 LOC	25,000	25,000
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	3.130%	5/1/2006 LOC	30,000	30,000
1 New Jersey Econ. Dev. Auth. Lease Rev. TOB VRDO	3.210%	3/7/2006 (1)	6,510	6,510
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.180%	3/7/2006 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.180%	3/7/2006 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.350%	3/1/2006 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	3.100%	5/1/2006	7,880	7,880
New Jersey Econ. Dev. Auth. Rev. (Hamilton YMCA) VRDO	3.210%	3/7/2006 LOC	4,910	4,910
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	2.950%	3/1/2006 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	3.180%	3/7/2006 LOC	5,820	5,820
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	2.700%	3/1/2006	23,700	23,700
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	2.940%	3/1/2006	12,525	12,525
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.210%	3/7/2006 (1)	6,075	6,075
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.220%	3/7/2006 (1)	8,000	8,000
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.220%	3/7/2006 (1)	15,670	15,670
New Jersey Econ. Dev. Auth. Rev. (Ocean Spray Cranberries) VRDO	3.210%	3/7/2006 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.130%	3/7/2006	6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.180%	3/7/2006	5,000	5,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.180%	3/7/2006	7,500	7,500
New Jersey Econ. Dev. Auth. Rev. (Russell Berrie) VRDO	3.210%	3/7/2006 LOC	7,000	7,000
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.220%	3/7/2006 (3)	39,440	39,440
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.220%	3/7/2006 (2)	5,320	5,320
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.220%	3/7/2006 (2)	11,385	11,385
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.220%	3/7/2006 (3)	8,800	8,800
1 New Jersey Econ. Dev. Auth. Rev. (Transp. Project) TOB VRDO	3.210%	3/7/2006 (4)	7,465	7,465
New Jersey Econ. Dev. Auth. Rev. (United States Golf Assn.) VRDO	3.180%	3/7/2006 LOC	5,300	5,300
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	2.640%	3/1/2006	1,400	1,400
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.210%	3/7/2006 (4)	2,750	2,750
1 New Jersey Econ. Dev. Auth. Water Fac. Rev. (New Jersey Water Co. Project) TOB VRDO	3.230%	3/7/2006 (3)	4,850	4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	2.970%	3/1/2006 (2)	2,500	2,500
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.070%	3/1/2006 (2)	10,965	10,965
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	3.160%	3/7/2006 (2)	32,100	32,100
New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	3.210%	3/7/2006 (2)	12,930	12,930
1 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	3.220%	3/7/2006	5,000	5,000
1 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	3.220%	3/7/2006	5,210	5,210
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.700%	3/1/2006	45,775	45,775
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.900%	3/1/2006	18,950	18,950
1 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	3.220%	3/7/2006 (2)	2,780	2,780
1 New Jersey GO TOB VRDO	3.200%	3/7/2006 (2)	3,670	3,670
1 New Jersey GO TOB VRDO	3.210%	3/7/2006 (2)	7,480	7,480
1 New Jersey GO TOB VRDO	3.210%	3/7/2006 (3)	3,400	3,400
1 New Jersey GO TOB VRDO	3.220%	3/7/2006	24,200	24,200
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	3.160%	3/7/2006 LOC	20,460	20,460
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.) VRDO	3.180%	3/7/2006 LOC	6,400	6,400
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.110%	3/7/2006 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.110%	3/7/2006 LOC	21,000	21,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.110%	3/7/2006 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.110%	3/7/2006 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.080%	3/7/2006 LOC	32,100	32,100
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.100%	3/7/2006 LOC	25,800	25,800
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.160%	3/7/2006 LOC	31,105	31,105
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson) VRDO	3.160%	3/7/2006 LOC	17,000	17,000
New Jersey Health Care Fac. Financing Auth. Rev. (St. Peters Univ. Hosp.) VRDO	3.190%	3/7/2006 LOC	15,100	15,100
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	3.160%	3/7/2006 LOC	9,800	9,800
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.200%	3/7/2006 (3)	10,000	10,000
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.210%	3/7/2006 (2)	10,500	10,500
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.000%	1/1/2007 (3)(ETM)	8,565	8,683
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB PUT	2.800%	3/7/2006 (7)	30,825	30,825
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.170%	3/7/2006 (4)	10,360	10,360
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	3.180%	3/7/2006	22,120	22,120
1 New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	3.210%	3/7/2006 (1)	6,900	6,900
1 New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	3.210%	3/7/2006 (1)	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	3.120%	3/7/2006 (1)	15,530	15,530
New Jersey Sports & Exposition Auth. Rev. VRDO	3.120%	3/7/2006 (1)	1,620	1,620
New Jersey TRAN	4.000%	6/23/2006	102,700	103,021
1 New Jersey Transp. Corp. COP TOB VRDO	3.210%	3/7/2006 (3)	9,635	9,635
1 New Jersey Transp. Corp. COP TOB VRDO	3.220%	3/7/2006 (3)	20,000	20,000
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2006 (1)	44,200	44,804
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/2006 (ETM)	5,945	5,980
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.200%	3/7/2006 (10)	5,995	5,995
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (3)	5,360	5,360
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (3)	8,700	8,700
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (1)	480	480
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (3)	10,000	10,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (2)	3,745	3,745
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (1)	5,700	5,700
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (1)	8,075	8,075
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (4)	3,800	3,800
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.210%	3/7/2006 (3)	7,565	7,565
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (4)	7,050	7,050
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (4)	3,500	3,500
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (3)	5,345	5,345
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)	10,000	10,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)	9,965	9,965
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)	6,205	6,205
1 New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	3.220%	3/7/2006 (4)	21,995	21,995
1 New Jersey Turnpike Auth. Rev. TOB PUT	3.550%	3/2/2006 (3)	7,095	7,095
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.210%	3/7/2006 (2)	6,795	6,795
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.220%	3/7/2006 (4)	10,000	10,000
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.220%	3/7/2006 (2)	16,000	16,000
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.220%	3/7/2006 (3)	13,640	13,640
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)	18,410	18,410
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)	8,050	8,050
New Jersey Turnpike Auth. Rev. VRDO	3.150%	3/7/2006 (3)LOC	127,750	127,750
New Jersey Turnpike Auth. Rev. VRDO	3.160%	3/7/2006 (4)	52,800	52,800
New Jersey Turnpike Auth. Rev. VRDO	3.160%	3/7/2006 (4)	92,600	92,600
New Jersey Turnpike Auth. Rev. VRDO	3.160%	3/7/2006 (4)	16,100	16,100
Port Auth. of New York & New Jersey CP	3.040%	3/6/2006	15,000	15,000
Port Auth. of New York & New Jersey CP	3.140%	3/8/2006	26,000	26,000
Port Auth. of New York & New Jersey CP	3.150%	4/6/2006	10,000	10,000
Port Auth. of New York & New Jersey CP	3.100%	5/1/2006	37,500	37,500
Port Auth. of New York & New Jersey CP	3.130%	5/2/2006	12,000	12,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.210%	3/7/2006 (10)	5,430	5,430
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.230%	3/7/2006 (3)	5,930	5,930
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.250%	3/7/2006 (11)	2,975	2,975
Princeton Univ. New Jersey CP	3.180%	3/1/2006	6,500	6,500
Princeton Univ. New Jersey CP	3.230%	5/15/2006	9,000	9,000
Readington Township NJ BAN	4.250%	2/7/2007	20,000	20,175
Ridgewood NJ BAN	3.500%	6/30/2006	11,018	11,048
Rockaway NJ Township BAN	3.750%	7/20/2006	7,340	7,368
1 Rutgers State Univ. New Jersey TOB VRDO	3.210%	3/7/2006 (3)	6,042	6,041
Rutgers State Univ. New Jersey VRDO	2.960%	3/1/2006	85,325	85,325
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.170%	3/7/2006 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.250%	3/7/2006 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR (Exelon Project) CP	3.130%	5/1/2006 LOC	19,000	19,000
Union County NJ BAN	3.250%	3/1/2006	30,000	30,000
Union County NJ BAN	4.500%	3/1/2007	45,000	45,470
Union County NJ PCR (Exxon) VRDO	2.640%	3/1/2006	5,900	5,900
Union County NJ PCR (Exxon) VRDO	2.720%	3/1/2006	2,190	2,190
1 Univ. of Medicine & Dentistry New Jersey COP TOB VRDO	3.200%	3/7/2006 (1)	4,120	4,120
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	3.180%	3/7/2006 (2)	72,975	72,975
1 Washington Township NJ Board of Educ. TOB VRDO	3.210%	3/7/2006 (4)	8,040	8,040
Outside New Jersey:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.170%	3/7/2006 (1)	4,050	4,050
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.170%	3/7/2006 (4)	10,000	10,000
1 Puerto Rico Govt. Dev. Bank CP	3.250%	7/24/2006 LOC	5,000	5,000
Puerto Rico Govt. Dev. Bank VRDO	3.060%	3/7/2006 (1)	17,500	17,500
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.190%	3/7/2006 (1)	21,209	21,209
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.200%	3/7/2006 (3)	5,140	5,140
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.200%	3/7/2006 (3)	14,440	14,440
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.210%	3/7/2006 (1)	8,770	8,770
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.150%	3/7/2006 (2)	3,600	3,600
Puerto Rico Ind. Medical & Environmental Fac. Fin. Auth. PUT	3.550%	3/1/2007	3,300	3,302
1 Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/2007	9,275	9,275
1 Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	3.170%	3/7/2006	29,105	29,105
1 Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	3.170%	3/7/2006 (2)	6,515	6,515
1 Puerto Rico Public Finance Corp. TOB VRDO	3.190%	3/7/2006 (11)	19,926	19,926
1 Puerto Rico Public Finance Corp. TOB VRDO	3.230%	3/7/2006 (2)	10,975	10,975
1 Puerto Rico Public Finance Corp. TOB VRDO	3.240%	3/7/2006 LOC	10,000	10,000
Puerto Rico TRAN	4.500%	7/28/2006 LOC	17,000	17,087

Total Municipal Bonds
(Cost $2,594,774)				2,594,774

Other Assets and Liabilities—Net (-2.3%)				(58,227)

Net Assets (100%)				2,536,547

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $725,041,000, representing 28.6% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New Jersey Long-Term Tax-Exempt Fund Schedule of Investments February 28, 2006
	Coupon	Maturity Date	Amount ($000)	Value ($000)

Municipal Bonds (99.2%)

Atlantic County NJ Public Fac. COP	7.400%	3/1/2010 (3)	1,755	1,998
Atlantic County NJ Public Fac. COP	7.400%	3/1/2011 (3)	4,025	4,698
Atlantic County NJ Public Fac. COP	6.000%	3/1/2014 (3)	3,685	4,222
Atlantic County NJ Public Fac. COP	6.000%	3/1/2015 (3)	1,480	1,706
Atlantic County NJ Util. Auth. Sewer Rev	6.875%	1/1/2012 (2)(ETM)	1,805	1,985
Burlington County NJ Bridge Comm. Rev	5.250%	12/15/2021 (2)	3,200	3,514
Camden County NJ Improvement Auth. Lease Rev	5.375%	9/1/2010 (4)(Prere.)	850	916
Camden County NJ Improvement Auth. Lease Rev	5.500%	9/1/2010 (4)(Prere.)	1,470	1,591
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2016	1,140	1,248
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2017	1,025	1,118
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2018	1,265	1,380
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2019	1,335	1,457
Cape May County NJ Muni. Util. Auth. Rev	5.750%	1/1/2014 (4)	6,930	7,854
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/2017 (1)	2,560	2,746
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/2018 (1)	2,165	2,322
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/2021 (1)	15,400	20,083
Delaware River & Bay Auth. New Jersey Rev	5.375%	1/1/2010 (2)(Prere.)	750	806
Delaware River & Bay Auth. New Jersey Rev	5.750%	1/1/2010 (2)(Prere.)	5,000	5,443
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.750%	1/1/2022 (4)	10,000	10,746
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.625%	1/1/2026 (4)	5,000	5,341
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,640	2,843
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,780	2,994
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,000	2,154
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	1,400	1,508
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/2011 (3)(Prere.)	2,950	3,192
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2020 (4)	3,775	4,390
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2021 (4)	3,995	4,663
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2022 (4)	4,220	4,936
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2024 (4)	4,715	5,705
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2025 (4)	4,885	5,926
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010 (3)(Prere.)	3,390	3,709
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010 (3)(Prere.)	5,090	5,569
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010 (3)(Prere.)	2,650	2,900
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2023 (1)	12,065	14,100
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2024 (1)	6,725	7,883
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2025 (1)	11,630	13,669
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2026 (1)	6,500	7,657
Essex County NJ Solid Waste Util. Auth	5.600%	4/1/2006 (4)(Prere.)	200	204
Essex County NJ Solid Waste Util. Auth	0.000%	4/1/2010 (4)	1,000	863
Evesham NJ Util. Auth. Rev	5.000%	7/1/2016 (2)	3,435	3,662
Evesham NJ Util. Auth. Rev	5.000%	7/1/2017 (2)	3,705	3,938
Evesham NJ Util. Auth. Rev	5.000%	7/1/2018 (2)	1,605	1,706
Garden State Preservation Trust New Jersey	0.000%	11/1/2021 (4)	11,325	5,778
Garden State Preservation Trust New Jersey	0.000%	11/1/2022 (4)	41,150	20,045
Garden State Preservation Trust New Jersey	0.000%	11/1/2023 (4)	15,000	6,962
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2016 (1)	1,000	1,071
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2017 (1)	1,000	1,069
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2020 (1)	1,150	1,227
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2023 (1)	1,000	1,062
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	2.500%	3/1/2006	1,125	1,125
Gloucester Township NJ GO	5.750%	7/15/2010 (2)	2,880	3,149
Gloucester Township NJ Muni. Util. Auth. Rev	5.650%	3/1/2018 (2)	2,755	3,093
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.000%	6/1/2013 (1)	1,875	1,886
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.000%	6/1/2015 (1)	3,480	3,500
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.100%	6/1/2016 (1)	1,875	1,886
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2013 (4)	1,250	1,388
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2015 (4)	1,720	1,933
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2017 (4)	720	822
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2019 (4)	1,720	1,990
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	0.000%	8/1/2006 (1)	2,000	1,972
1 Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2013 (1)	9,590	11,123
Hudson County NJ GO	6.550%	7/1/2007 (3)	1,300	1,352
Irvington Township NJ GO	0.000%	8/1/2007 (1)(ETM)	1,000	953
Irvington Township NJ GO	0.000%	8/1/2009 (1)(ETM)	2,580	2,288
Irvington Township NJ GO	0.000%	8/1/2010 (1)(ETM)	2,080	1,771
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2026 (3)	6,885	7,405
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2027 (3)	7,676	8,256
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,625	2,776
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,790	2,950
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,850	3,014
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/2014	1,045	1,110
Mercer County NJ Improvement Auth. Solid Waste Rev	5.375%	9/15/2012	11,120	11,634
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.750%	12/15/2008	1,165	1,234
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.950%	12/15/2012	4,895	5,550
Middlesex County NJ COP	5.000%	8/1/2011 (1)	1,050	1,120
Middlesex County NJ COP	5.500%	8/1/2015 (1)	1,195	1,298
Middlesex County NJ Improvement Auth	5.375%	3/15/2022 (3)	1,825	1,983
Middlesex County NJ Improvement Auth	5.375%	3/15/2023 (3)	1,925	2,091
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2015	500	511
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2020	500	507
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2032	5,100	5,085
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/2037	3,500	3,536
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2019	1,585	1,726
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2020	1,600	1,742
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2021	2,375	2,577
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2022	2,000	2,170
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2015 (2)	2,000	1,366
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2016 (2)	3,000	1,952
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2018 (2)	4,550	2,693
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2014 (4)	2,735	2,890
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2015 (4)	2,015	2,125
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.800%	7/15/2007 (2)(Prere.)	1,180	1,230
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2019 (2)	2,115	2,249
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2020 (2)	2,225	2,366
Montgomery Township NJ School Dist. GO	5.250%	8/1/2013 (1)	1,285	1,397
Montgomery Township NJ School Dist. GO	5.250%	8/1/2017 (1)	1,280	1,381
Montgomery Township NJ School Dist. GO	5.250%	8/1/2018 (1)	1,280	1,381
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2020 (2)	2,945	3,247
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2021 (2)	6,255	6,891
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2022 (2)	5,585	6,153
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2023 (2)	3,900	4,293
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2024 (2)	3,500	3,845
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/2021 (1)	3,000	3,249
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.500%	11/15/2008 (1)(Prere.)	4,375	4,650
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/2008 (1)(Prere.)	4,870	5,192
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	6,080	6,502
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	5,440	5,817
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.500%	9/1/2028 (3)	8,000	9,505
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.500%	9/1/2029 (3)	7,055	8,393
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	6,500	6,657
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2012 (2)	2,500	2,004
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2013 (2)	3,000	2,300
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.875%	6/1/2018	1,250	1,372
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	6.000%	6/1/2025	1,000	1,110
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.500%	6/1/2031	1,665	1,784
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	6,000	6,850
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2025 (1)	14,000	16,013
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Surcharge Rev.)	5.000%	7/1/2027 (1)	5,150	5,430
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/2011 (2)(Prere.)	7,040	7,603
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/2013 (2)	1,200	1,334
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/2014 (3)(Prere.)	3,880	4,299
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2021 (3)	15,000	17,066
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2024	15,550	16,788
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2025	8,000	8,625
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	20,000	23,557
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2026	10,000	10,773
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	24,500	29,020
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2008 (1)	2,305	2,122
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2011 (1)	4,650	3,813
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2012 (1)	4,550	3,573
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2013 (1)	4,500	3,377
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2014 (1)	4,210	3,013
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/2009 (4)(Prere.)	4,500	4,745
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009 (4)(Prere.)	3,465	3,718
New Jersey Econ. Dev. Auth. Water Fac. Rev. (NJ American Water Co.)	5.125%	4/1/2022 (2)	5,000	5,268
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.070%	3/1/2006 (2)	2,000	2,000
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/2007 (2)	5,890	6,101
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/2008 (2)	6,165	6,517
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/2010 (4)(Prere.)	2,715	2,883
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/2010 (4)(Prere.)	8,425	9,208
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/2012	7,595	8,451
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/2020	11,405	11,927
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2020 (3)	2,060	2,339
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2021 (3)	1,550	1,765
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/2023	2,750	2,922
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2021 (3)	2,605	2,822
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2022 (3)	2,775	2,999
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2017 (1)	1,000	1,069
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2018 (1)	1,470	1,572
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2020 (1)	1,725	1,845
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2016	2,545	2,861
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2017	10,630	11,966
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2018	4,785	5,418
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2019	7,000	7,968
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.700%	3/1/2006	11,000	11,000
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.900%	3/1/2006	9,705	9,705
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/2009 (1)(Prere.)	2,105	2,259
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2015 (3)	1,550	1,657
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2017 (3)	1,700	1,807
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2020 (3)	1,010	1,074
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2010 (3)(Prere.)	11,210	11,998
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2014 (3)	2,305	2,503
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2015 (3)	1,880	2,037
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2016 (3)	2,050	2,223
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/2021 (3)	2,800	3,004
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2010 (2)	1,500	1,594
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2012 (2)	1,275	1,353
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2015 (2)	400	430
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2016 (2)	200	215
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/2022	6,000	6,262
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/2032	6,000	6,240
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.125%	9/1/2015	5,090	5,443
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.000%	9/1/2017	1,525	1,571
New Jersey GO	5.250%	7/1/2018	15,000	16,781
New Jersey GO	5.125%	7/15/2018	8,600	9,519
New Jersey GO	5.250%	7/1/2019	10,105	11,356
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.000%	7/1/2008	2,530	2,638
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/2017	3,950	4,422
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/2025	5,000	5,401
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/2023	7,000	7,541
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.000%	7/1/2024	800	811
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2030	2,405	2,519
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2036	6,800	7,123
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2009 (4)	5,500	5,760
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/2010 (4)	4,695	4,889
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2012 (4)	1,500	1,564
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/2013 (1)	2,355	2,446
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/2020 (2)	4,100	4,271
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.250%	7/1/2025	700	739
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.125%	7/1/2035	2,450	2,515
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2013 (4)	7,355	7,892
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/2029 (4)	13,450	14,179
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/2010 (2)(ETM)	2,935	3,242
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/2021	3,500	3,773
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2026	3,500	3,759
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2032	3,000	3,206
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2013 (1)	3,000	3,149
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2016 (1)	3,300	3,473
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	0.000%	7/1/2021 (1)	3,000	1,539
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	11,000	11,545
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	4.950%	6/1/2010 (2)	3,355	3,404
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.050%	6/1/2011 (2)	2,675	2,717
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.050%	6/1/2012 (1)	585	598
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.150%	6/1/2012 (2)	2,780	2,819
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.100%	6/1/2013 (1)	1,335	1,365
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.200%	6/1/2013 (2)	4,325	4,402
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.125%	6/1/2014 (1)	765	782
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.250%	6/1/2018 (1)	420	428
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/2010 (3)(Prere.)	7,535	8,173
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev	5.700%	5/1/2020 (4)	2,255	2,381
New Jersey Housing & Mortgage Finance Agency Rev. (Home Buyer)	5.400%	10/1/2020 (1)	765	784
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)(ETM)	1,595	1,786
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)	8,405	9,397
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/2017 (1)(ETM)	250	286
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/2017 (1)	5,505	6,270
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2021 (1)	3,000	3,478
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2022 (1)	1,000	1,163
New Jersey Sports & Exposition Auth. Rev. VRDO	3.120%	3/7/2006 (1)	880	880
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	2,000	2,187
New Jersey Transp. Corp. COP	5.500%	9/15/2012 (2)	20,000	21,988
New Jersey Transp. Corp. COP	5.500%	9/15/2014 (2)	1,500	1,669
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	15,000	16,773
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2010 (Prere.)	5,000	5,501
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2020	5,000	5,850
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	25,000	29,071
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2023 (3)	5,850	6,997
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2023 (2)	15,830	18,005
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	5,000	5,997
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2025 (3)	17,750	21,362
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2006 (1)(3)	4,980	4,980
New Jersey Turnpike Auth. Rev	5.375%	1/1/2010 (1)(Prere.)	3,500	3,738
New Jersey Turnpike Auth. Rev	5.500%	1/1/2010 (1)(Prere.)	1,800	1,930
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(Prere.)	1,620	1,752
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(Prere.)	665	719
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(Prere.)	7,365	7,964
New Jersey Turnpike Auth. Rev	6.000%	1/1/2013 (1)(ETM)	770	879
New Jersey Turnpike Auth. Rev	6.000%	1/1/2013 (1)	230	261
New Jersey Turnpike Auth. Rev	6.500%	1/1/2013 (1)(ETM)	20,000	23,409
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	1,560	1,837
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)	4,615	5,412
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	22,095	25,970
New Jersey Turnpike Auth. Rev	5.750%	1/1/2017 (1)	2,635	2,831
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	40,000	47,066
New Jersey Turnpike Auth. Rev	5.250%	1/1/2029 (4)	10,000	11,532
New Jersey Turnpike Auth. Rev	5.250%	1/1/2030 (4)	17,000	19,615
New Jersey Turnpike Auth. Rev. VRDO	3.150%	3/7/2006 (3)LOC	200	200
New Jersey Turnpike Auth. Rev. VRDO	3.160%	3/7/2006 (4)	4,400	4,400
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/2010 (1)	2,230	2,343
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/2011 (1)	2,345	2,461
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/2013 (1)	2,600	2,718
Newark NJ GO	5.500%	10/1/2008 (2)	1,660	1,742
Newark NJ School Dist. GO	5.375%	12/15/2013 (1)	2,000	2,192
North Bergen Township NJ GO	8.000%	8/15/2006 (4)	1,885	1,925
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/2008 (3)	2,000	2,033
North Hudson NJ Sewer Auth. Rev	5.250%	8/1/2016 (3)	14,360	14,609
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/2022 (3)	4,000	4,065
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2017	2,665	2,858
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2018	2,345	2,515
Ocean County NJ Util. Auth. Wastewater Rev	6.600%	1/1/2018 (3)(ETM)	2,500	3,008
Port Auth. of New York & New Jersey Rev	5.125%	11/15/2012 (3)	2,500	2,602
Port Auth. of New York & New Jersey Rev	5.125%	11/15/2014 (3)	6,025	6,246
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2014 (2)	2,790	3,050
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2015	3,370	3,486
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2019 (2)	5,125	5,577
Port Auth. of New York & New Jersey Rev	5.000%	7/15/2031	12,830	13,514
2 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.220%	3/7/2006	4,735	4,735
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2031 (1)	4,215	1,318
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2032 (1)	5,000	1,487
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2034 (1)	10,220	2,743
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2035 (1)	10,215	2,610
Rutgers State Univ. New Jersey	6.400%	5/1/2013	3,000	3,360
South Jersey Port Corp. New Jersey Rev	5.000%	1/1/2023	2,000	2,081
South Jersey Port Corp. New Jersey Rev	5.200%	1/1/2023	1,500	1,554
South Jersey Port Corp. New Jersey Rev	5.100%	1/1/2033	1,500	1,556
Stafford NJ Muni. Util. Auth. Water & Sewer Rev	5.500%	6/1/2011 (3)	3,100	3,386
Union County NJ Improvement Auth. Rev. (Plainfield Board of Educ.)	5.800%	8/1/2007 (3)(Prere.)	4,000	4,174
Union County NJ PCR (Exxon) VRDO	2.640%	3/1/2006	4,500	4,500
Union County NJ PCR (Exxon) VRDO	2.720%	3/1/2006	415	415
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.250%	6/1/2006 (2)	5,375	5,399
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2011 (2)	8,375	8,692
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2012 (2)	8,995	9,336
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2013 (2)	9,445	9,776
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2018 (1)	1,975	2,151
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2020 (1)	2,185	2,371
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2022 (1)	2,420	2,625
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2024 (1)	2,000	2,163
Univ. of Medicine & Dentistry New Jersey Rev	6.500%	12/1/2012 (1)(ETM)	4,000	4,507
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/2015 (2)	2,325	2,547
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/2016 (2)	1,110	1,214
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2018 (2)	1,250	1,373
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2019 (2)	3,000	3,296
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2020 (2)	3,675	4,037
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2021 (2)	2,000	2,192
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2023 (2)	7,330	8,035
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2027 (2)	10,100	11,010
Vernon Township NJ School Dist. GO	5.250%	12/1/2009 (3)(Prere.)	1,200	1,276
Vernon Township NJ School Dist. GO	5.300%	12/1/2009 (3)(Prere.)	1,200	1,278
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,281
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,281
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,281
Washington Township NJ Board of Educ. GO	5.250%	1/1/2023 (4)	1,875	2,130
Washington Township NJ Board of Educ. GO	5.250%	1/1/2024 (4)	2,070	2,358
Washington Township NJ Board of Educ. GO	5.250%	1/1/2025 (4)	1,500	1,712
Washington Township NJ Board of Educ. GO	5.250%	1/1/2026 (4)	1,330	1,521
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,500	2,705
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,000	2,164
West Orange NJ Board of Educ. COP	6.000%	10/1/2009 (1)(Prere.)	1,000	1,095
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2012 (4)	2,720	2,949
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2013 (4)	2,215	2,389
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2014 (4)	1,000	1,075
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2015 (4)	1,000	1,072
Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev	5.125%	11/1/2011 (2)	3,400	3,550
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2007 (1)(Prere.)	3,200	3,326
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	2,000	2,277
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2023 (1)	15,120	16,252
Puerto Rico GO	5.500%	7/1/2018	5,540	6,228
Puerto Rico GO	5.500%	7/1/2021 (1)	6,750	7,868
Puerto Rico Govt. Dev. Bank CP	3.850%	10/4/2006	1,422	1,422
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2014 (Prere.)	3,500	3,914
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2014 (Prere.)	4,125	4,613
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2019 (1)	5,000	5,786
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2021 (4)	5,000	5,828
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2022 (4)	3,500	4,088
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2023 (4)	4,000	4,679
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.150%	3/7/2006 (2)	6,000	6,000
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/2028	2,595	2,668
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2024 (2)	13,000	15,274
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2028 (2)	10,200	12,142
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2029 (2)	19,805	6,918
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2033 (3)	20,000	5,732
Puerto Rico Muni. Finance Agency	5.500%	8/1/2009 (4)(Prere.)	2,000	2,151
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	5,000	5,416
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,250	3,569
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	720	902
Puerto Rico Public Finance Corp.	5.500%	8/1/2029	1,135	1,208
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2018	3,390	3,652

Total Municipal Bonds (Cost $1,558,892)				1,628,731

Other Assets and Liabilities—Net (0.8%)				13,921

Net Assets (100%)				1,642,652

1 Securities with a value of $2,436,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $9,715,000 representing 0.6% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $1,560,159,000. Net unrealized appreciation of investment securities for tax purposes was $68,572,000, consisting of unrealized gains of $69,709,000 on securities that had risen in value since their purchase and $1,137,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(710)	$80,297	($145)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.